Consolidated Statements of Comprehensive Income (Parenthetical)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Changes in guarantee liabilities	¥ 53,009,582	$ 8,318,360	¥ 22,265,996	¥ 939,954,125
Changes in risk assurance liabilities	¥ 148,592,603	$ 23,317,422	¥ (110,160,462)	¥ 203,473,526